ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS AND DISPOSALS
ACQUISITIONS AND DISPOSALS

21 Acquisitions

Accounting policy

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

Year ended 31 December 2019

The Group acquired five medical technology businesses deemed to be business combinations within the scope of IFRS 3 Business Combinations during the year ended 31 December 2019.

On 22 January 2019, the Group completed the acquisition of 100% of the share capital of Ceterix Orthopaedics, Inc. (‘Ceterix’), a developer of a meniscus repair system. The acquisition supports the Group’s strategy to invest in innovative technologies that meet unmet clinical needs. The maximum consideration payable of $105m has a fair value of $96m, which includes deferred consideration of $5m and contingent consideration of $47m. The fair value of the contingent consideration is determined from the acquisition agreement, the risk adjusted cash flows from the Board-approved acquisition model and a risk-free discount rate of 3.3%. The maximum contingent consideration is $55m. The goodwill is attributable to the control premium, the acquired workforce and the synergies expected from integrating Ceterix into the Group’s existing business.

On 17 April 2019, the Group completed the acquisition of 100% of the share capital of Osiris Therapeutics, Inc. (‘Osiris’), a fast growing company delivering regenerative medicine products including skin, bone graft and articular cartilage substitutes that will further expand and differentiate the Group’s Advanced Wound Management portfolio. This acquisition provides the Group with a fast growing portfolio with strong clinical evidence addressing critical needs in the skin substitute marketplace. It is one of the highest growth and high potential markets in wound management, filling an important need not previously addressed in our portfolio. Cash consideration was $660m with no deferred or contingent consideration payable. The goodwill is attributable to the control premium, the acquired workforce and the synergies that can be expected from integrating Osiris into the Group’s existing business.

Also on 17 April 2019, the Group completed the acquisition of 85.5% of the share capital of Leaf Healthcare, Inc. (‘Leaf’), a developer of the unique Leaf Patient Monitoring System for pressure injury prevention and patient mobility monitoring, which is highly complementary to the Group’s existing wound portfolio. This acquisition brings the Group’s total shareholding in Leaf to 100%. The Group’s existing holding of 14.5% of the share capital, with a carrying value of $6m, was remeasured to fair value resulting in a $1m gain which is included in selling, general and administrative expenses in the income statement. The maximum consideration payable of $75m for 100% of the share capital has a fair value of $52m, which includes deferred consideration of $4m and contingent consideration of $12m. The fair value of the contingent consideration is determined from the acquisition agreement, the risk adjusted cash flows from the Board-approved acquisition model and a risk-free discount rate of 3.0%. The maximum contingent consideration is $35m. The goodwill is attributable to the control premium, the acquired workforce, future iterations of the technology and the synergies that can be expected from integrating Leaf into the Group’s existing business.

On 31 May 2019, the Group completed the acquisition of the Brainlab Orthopaedic Joint Reconstruction business (‘Brainlab OJR’). The acquisition supports the Group’s strategy to invest in best-in-class technologies that further its multi-asset digital surgery and robotic ecosystem. The maximum consideration payable of $108m has a fair value of $107m, which includes contingent consideration of $57m. The fair value of the contingent consideration is determined from the acquisition agreement, the risk adjusted cash flows from the Board-approved acquisition model and a risk-free discount rate of 2.3%. The maximum contingent consideration is $58m. The goodwill is attributable to the control premium, the acquired workforce, future iterations of the technology and the synergies that can be expected from integrating the orthopaedic joint reconstruction business into the Group’s existing business.

21 Acquisitions continued

On 1 July 2019 the Group completed the acquisition of 100% of the share capital of Atracsys Sàrl (‘Atracsys’), a Switzerland-based provider of optical tracking technology used in computer-assisted surgery. The acquisition supports the Group’s long-term commitment to develop its multi-asset digital surgery and robotics ecosystem to empower surgeons and improve clinical outcomes. The fair value of consideration is $42m which includes $14m of deferred consideration and $5m of contingent consideration. The fair value of contingent consideration is determined from the acquisition agreement, the risk-adjusted cash flows from the Board approved acquisition model and a risk-free discount rate of 2.3%. The maximum contingent consideration is $6m. The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Atracsys Sàrl into the Group’s existing business.

The carrying value of goodwill increased from $2,337m to $2,789m as a result of acquisitions ($441m) and foreign exchange movements ($11m) during the year ended 31 December 2019. Amounts allocated to goodwill arising on acquisitions during the year ended 31 December 2019 in the table below are not expected to be deductible for tax purposes, except in the case of the Brainlab OJR acquisition.

For the year ended 31 December 2019, the contribution to revenue from the Ceterix, Leaf, Brainlab OJR and Atracsys business combinations was immaterial and the contribution from the Osiris business combination was $114m. For the year ended 31 December 2019, the contribution to profit from the Ceterix, Leaf, Brainlab OJR, Osiris and Atracsys business combinations was immaterial.

If the business combinations had occurred at the beginning of the year, the contribution to revenue from the Ceterix, Leaf, Brainlab OJR and Atracsys business combinations would have been immaterial and the contribution from the Osiris business combination would have been $160m. If the business combinations had occurred at the beginning of the year, the contribution to profit from the Ceterix, Leaf, Brainlab OJR, Osiris and Atracsys business combinations would have been immaterial.

The provisional fair value of assets acquired and liabilities assumed are set out below:

	Ceterix	Osiris	Leaf	Brainlab OJR	Atracsys
	$ million	$ million	$ million	$ million	$ million
Intangible assets – Product-related	43	284	14	–	9
Intangible assets – Technology	–	–	–	75	–
Intangible assets – Customer-related	–	80	–	9	1
Property, plant & equipment	2	6	–	–	1
Investments	–	17	–	–	–
Other non-current assets	–	4	–	–	–
Inventory	2	9	1	–	1
Trade and other receivables	1	49	1	–	1
Trade and other payables	(4)	(31)	(1)	–	(1)
Provisions	–	(17)	–	–	–
Non-current liabilities	–	(7)	–	–	–
Net deferred tax asset/(liability)	1	(59)	1	–	(1)
Net assets	45	335	16	84	11
Goodwill	49	301	37	23	31
Consideration (net of cash acquired1)	94	636	53	107	42

1 Cash acquired is as follows: Ceterix: $2m; Osiris: $24m; Leaf: $1m; Brainlab OJR: $nil; and Atracsys: $nil.

Year ended 31 December 2018

The Group made no acquisitions deemed to be business combinations within the scope of IFRS 3 in the year ended 31 December 2018. The cash outflow of $29m relates to acquisitions completed in prior years.

Year ended 31 December 2017

During the year ended 31 December 2017, the Group acquired one medical technology business deemed to be a business combination within the scope of IFRS 3 Business Combinations as follows. The acquisition accounting was completed in 2018 with no adjustments to the provisional fair value disclosed in the Group’s 2017 Annual Report.

On 5 December 2017, the Group completed the acquisition of 100% of the share capital of Rotation Medical, Inc., a developer of a novel tissue regeneration technology for shoulder rotator cuff repair. The acquisition furthers our strategy to invest in disruptive technologies that accelerate the transformation of Smith+Nephew to higher growth. The maximum consideration payable of $210m has a fair value of $196m and includes $17m of deferred and $72m of contingent consideration. The fair value of the contingent consideration is determined from the acquisition agreement, the Board-approved acquisition model and a risk-free discount rate of 2.5%. The maximum contingent consideration is $85m. The fair values of assets acquired and liabilities assumed are set out below:

$ million
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	61
Property, plant & equipment and inventory	3
Trade and other receivables	2
Trade and other payables	(3)
Net deferred tax assets	1
Net assets	64
Goodwill	132
Consideration (net of $nil cash acquired)	196

The goodwill is attributable to the control premium, the acquired workforce and the synergies that can be expected from integrating Rotation Medical, Inc. into the Group’s existing business. The goodwill is not expected to be deductible for tax purposes.

During the year ended 31 December 2017, the contribution to revenue and attributable profit from this acquisition was immaterial. If the acquisition had occurred at the beginning of the year, its contribution to revenue and attributable profit would have also been immaterial.